UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden Global Total Return Fund, Inc.

JUNE 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Global/international bond

OBJECTIVE

Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 15, 2005

We hope that you find the semiannual report for the Dryden Global Total Return Fund, Inc. informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Global Total Return Fund, Inc.

Dryden Global Total Return Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Total Return Fund, Inc. (the Fund) is total return made up of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns[1] as of 6/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–5.23%	6.38% (6.22)	34.05% (33.85)	78.44% (78.18)	342.85% (342.20)
Class B	–5.59	5.41 (5.26)	29.54 (29.34)	N/A	55.40 (55.17)
Class C	–5.47	5.85 (5.69)	30.51 (30.32)	N/A	56.57 (56.34)
Class Z	–5.12	6.63 (6.47)	35.68 (35.48)	N/A	50.36 (50.14)
Citigroup WGBI–Unhedged[3]	–3.97	7.61	46.32	70.94	***
Lipper Global Income Funds Avg.[4]	–1.22	8.68	44.22	93.91	****

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		1.59% (1.44)	5.06% (5.03)	5.48% (5.46)	7.89% (7.88)
Class B		0.50 (0.34)	5.16 (5.12)	N/A	4.77 (4.75)
Class C		4.86 (4.71)	5.47 (5.44)	N/A	4.85 (4.84)
Class Z		6.63 (6.47)	6.29 (6.26)	N/A	5.04 (5.02)
Citigroup WGBI–Unhedged[3]		7.61	7.91	5.51	***
Lipper Global Income Funds Avg.[4]		8.68	7.54	6.66	****

Distributions and Yields[1] as of 6/30/05
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.38	2.00%
Class B	$0.35	1.34
Class C	$0.36	1.60
Class Z	$0.39	2.34

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

1The Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange from inception to January 15, 1996. The performance numbers that cover this period under the columns “Ten Years” and “Since Inception” do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund’s inception, past performance returns would have been lower, as indicated in parentheses. As a result, the performance numbers for the six-month, one-year, and five-year periods do reflect these higher operating expenses.

Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 7/7/86; Class B and Class C, 1/15/96; and Class Z, 3/17/97.

3The Citigroup World Government Bond Index (WGBI)–Unhedged (formerly known as the Salomon Smith Barney World Government Bond Index–Unhedged) is a market capitalization-weighted index consisting of the government bond markets of 21 countries, which are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

4The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Investors cannot invest directly in an index. The returns for Citigroup WGBI–Unhedged would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Citigroup WGBI–Unhedged Closest Month-End to Inception cumulative total returns are 321.30% for Class A, 69.89% for Class B and Class C, and 68.92% for Class Z. Citigroup WGBI–Unhedged Closest Month-End to Inception average annual total returns are 7.90% for Class A, 5.79% for Class B and Class C, and 6.56% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are 297.64% for Class A, 75.73% for Class B and Class C, and 62.72% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 7.56% for Class A, 6.07% for Class B and Class C, and 6.01% for Class Z.

Five Largest Issues expressed as a percentage of net assets as of 6/30/05
United States Treasury Notes, 3.625%, 06/15/10	7.5%
German Government Bonds, 3.50%, 10/09/09	5.4
German Government Bonds, 4.25%, 07/04/14	5.0
Japanese Government Bonds, 1.30%, 03/20/14	4.5
United Kingdom Treasury Bonds, 5.00%, 09/07/14	4.4

Issues are subject to change.

Dryden Global Total Return Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Total Return Fund, Inc.		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$947.68	1.35%	$6.52
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class B	Actual	$1,000.00	$944.11	2.10%	$10.12
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class C	Actual	$1,000.00	$945.30	1.85%	$8.92
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class Z	Actual	$1,000.00	$948.82	1.10%	$5.32
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

Dryden Global Total Return Fund, Inc.	5

This Page Intentionally Left Blank

Portfolio of Investments

as of June 30, 2005 (Unaudited)

Principal Amount (000)		Description	USD Value (Note 1)

	LONG-TERM INVESTMENTS 96.1%

	Canada 3.5%
		Canadian Government Bond,
CAD	7,485	4.25%, 9/1/09	$6,360,906

	Eurobonds 39.7%
		Bank of America Corp.,
EUR	910	3.625%, 3/3/08	1,137,848
		Citigroup, Inc.,
	985	4.625%, 11/14/07	1,255,698
		French Government Bonds,
	4,485	4.00%, 4/25/14	5,832,172
	2,810	8.50%, 4/25/23	5,673,620
	2,300	5.75%, 10/25/32	3,776,566
		German Government Bonds,
	2,310	2.50%, 9/22/06	2,811,668
	2,300	4.00%, 2/16/07	2,870,238
	350	4.50%, 7/4/09	458,383
	7,805	3.50%, 10/9/09	9,867,354
	2,070	5.375%, 1/4/10	2,817,010
	1,655	5.00%, 7/4/12	2,275,790
	6,940	4.25%, 7/4/14	9,194,278
	3,495	3.75%, 1/4/15	4,456,800
	390	ING Verzekeringen NV, 6.375%, 5/7/27	575,523
		Italian Government Bonds,
	4,040	5.50%, 11/1/10	5,574,417
	865	6.00%, 5/1/31	1,404,558
	300	Mexico Government International Bond, 5.50%, 2/17/20	387,443
		Netherlands Government Bonds,
	2,950	5.00%, 7/15/11	4,026,128
	375	3.75%, 7/15/14	478,392
		Spanish Government Bonds,
	4,785	5.35%, 10/31/11	6,667,088
	560	5.75%, 7/30/32	916,943

			72,457,917

	Hungary 1.0%
HUF	369,710	Hungary Government Bond, 7.00%, 4/12/06	1,815,098

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	7

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)		Description	USD Value (Note 1)

	Japan 15.8%
		Japanese Government Bonds,
JPY	580,450	0.60%, 3/20/09	$5,301,229
	80,850	1.80%, 3/22/10	777,811
	579,450	1.60%, 3/21/11	5,543,557
	881,800	1.30%, 3/20/14	8,155,437
	300,050	1.90%, 12/20/23	2,772,358
	332,950	2.10%, 9/20/24	3,139,964
	389,000	1.70%, 6/20/33	3,164,561

			28,854,917

	Mexico 2.0%
MXN	37,740	Mexican Bonos 10.00%, 12/5/24	3,578,300

	New Zealand 1.4%
NZD	500	General Electric Capital Corp., 6.625%, 2/4/10	349,190
	3,050	New Zealand Government Bond, 7.00%, 7/15/09	2,208,219

			2,557,409

	Poland 1.3%
PLN	7,535	Poland Government Bond, 6.00%, 5/24/09	2,360,812

	South Africa 1.0%
ZAR	10,175	South Africa Government Bond, 13.00%, 8/31/10	1,877,743

	United Kingdom 5.7%
GBP	410	International Nederland Bank NV, 7.00%, 10/5/10	813,702
	275	Tyco International Group SA, 6.50%, 11/21/11	528,931
		United Kingdom Treasury Bonds,
	4,215	5.00%, 9/7/14	8,030,801
	550	4.25%, 3/7/36	995,541

			10,368,975

See Notes to Financial Statements.

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Principal Amount (000)		Description	USD Value (Note 1)

	United States 24.7%

	Corporate Bonds 4.3%
USD	650	Computer Associates, Inc., Sr. Notes, 6.50%, 4/15/08	$679,189
	500	Computer Associates, Inc., Sr. Notes, 144A, 4.75%, 12/1/09	498,408
	300	CVS Corp., 4.00%, 9/15/09	297,247
	300	Enterprise Products Operating LP, Sr. Notes, 144A, 5.60%, 10/15/14	308,715
	626	Fideicomiso Petacalco, 144A, 10.16%, 12/23/09	705,250
	240	First Data Corp., Notes, 4.85%, 10/1/14	243,637
	215	Georgia-Pacific Corp., Notes, 8.875%, 5/15/31	266,062
	550	Huntsman International LLC, Gtd. Notes, 9.875%, 3/1/09	588,500
	370	IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	433,825
	200	ITT Corp., Debs., 7.375%, 11/15/15	222,500
	500	Lyondell Chemical Co., Gtd. Notes, 9.50%, 12/15/08	531,875
	150	Motorola, Inc., Debs., 7.50%, 5/15/25	183,491
	400	Nexen, Inc., Notes, 5.875%, 3/10/35	406,524
	500	Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	519,375
	360	Nissan Motor Acceptance Corp., 144A, 4.625%, 3/8/10	360,353
	475	Oregon Steel Mills, Inc., Gtd. Notes, 10.00%, 7/15/09	511,812
	855	Royal Caribbean Cruises Ltd., Sr. Notes, 6.875%, 12/1/13	910,575
	140	Sprint Capital Corp., Gtd. Notes, 8.75%, 3/15/32	194,756
	30	Telefonica Europe BV, Gtd. Notes, 7.75%, 9/15/10	34,614

			7,896,708

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	9

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)		Description	USD Value (Note 1)

	Emerging Market Bonds 0.8%
USD	260	Empresa Nacional de Electricidad SA (Chile), 8.35%, 8/1/13	$301,974
	430	Kazkommerts Intl. BV, 144A, 7.875%, 4/7/14	440,750
	190	Pemex Project Funding Master Trust, 144A, 9.25%, 3/30/18	245,100
	400	United Overseas Bank Ltd., Bonds, 144A, 5.375%, 9/3/19	411,953

			1,399,777

	Sovereign Bonds 1.0%
	1,045	Federal Republic of Brazil 9.25%, 10/22/10	1,162,563
	210	Federal Republic of Russia, 144A, 10.00%, 6/26/07	231,525
	500	Republic of Italy, 4.50%, 1/21/15	506,031

			1,900,119

	United States Government Obligations 18.6%
		United States Treasury Bond,
	5,755	5.375%, 2/15/31	6,790,900
		United States Treasury Notes,
	4,209	3.625%, 1/15/08, TIPS	4,453,568
	3,250	3.00%, 2/15/09	3,174,083
	13,730	3.625%, 6/15/10(a)	13,669,931
	5,775	4.125%, 5/15/15	5,859,367

			33,947,849

		Total United States investments	45,144,453

		Total long-term investments (cost USD170,924,630)	175,376,530

See Notes to Financial Statements.

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Shares	Description	USD Value (Note 1)

SHORT-TERM INVESTMENTS 3.3%

Money Market Mutual Fund
6,100,217	Dryden Core Investment Fund-Taxable Money Market Series(b) (cost USD6,100,217; Note 3)	$6,100,217

	Total Investments 99.4% (cost USD177,024,847; Note 5)	181,476,747
	Other assets in excess of liabilities(c) 0.6%	981,471

	Net Assets 100%	$182,458,218

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

CAD—Canadian Dollar

EUR—Euro

GBP—Pound Sterling

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Peso

NZD—New Zealand Dollar

PLN—Polish Zloty

TIPS—Treasury Inflation Protected Security

USD—United States Dollar

ZAR—South African Rand

144A Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Pledged as initial margin on financial futures contracts.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forwards and swaps of:

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	11

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at June 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
257	U.S. T-Notes 5yr	Sept 05	$27,984,891	$28,021,653	$(36,762)
11	90 Day Eurodollar	Sept 06	2,639,450	2,623,944	15,506
5	90 Day Eurodollar	June 07	1,199,000	1,190,327	8,673
5	90 Day Eurodollar	Sept 07	1,198,750	1,190,817	7,933
2	Japan Gov’t Bonds 10yr	Sept 05	2,546,209	2,532,140	14,069
	Short Positions
193	U.S. T-Notes 10yr	Sept 05	21,899,469	21,762,907	(136,562)
129	Euro-Schatz	Sept 05	16,694,412	16,653,635	(40,777)
94	Euro-Bobl	Sept 05	13,154,585	13,083,708	(70,877)
31	U.S. T-Notes 2yr	Sept 05	6,438,313	6,431,739	(6,574)
29	U.S. Long Bond	Sept 05	3,443,750	3,370,274	(73,476)
2	Euro-Bund	Sept 05	298,908	298,635	(273)

					$(319,120)

Forward foreign currency exchange contracts outstanding at June 30, 2005:

Purchase Contracts	Value Payable at Settlement Date	Value at June 30, 2005	Unrealized Appreciation	Unrealized Depreciation
Australian Dollars, Expiring 7/27/05	$619,253	$619,436	$183	$—
Danish Krones, Expiring 7/29/05	1,828,112	1,821,250	—	(6,862)
Euros,
Expiring 7/22/05	7,640,000	7,669,437	29,437	—
Expiring 7/22/05	7,373,500	7,306,941	—	(66,559)
Expiring 7/22/05	7,444,664	7,364,386	—	(80,278)
Expiring 7/22/05	10,000,000	9,932,489	—	(67,511)
Expiring 7/22/05	3,384,618	3,379,395	—	(5,223)
Expiring 7/22/05	9,205,000	9,216,936	11,936	—
Japanese Yen,
Expiring 7/22/05	23,342,888	23,019,495	—	(323,393)
Expiring 7/22/05	78,690	76,784	—	(1,906)
Expiring 7/22/05	2,287,870	2,254,561	—	(33,309)
Mexican Pesos, Expiring 7/25/05	23,436	23,605	169	—
Norwegian Krones,
Expiring 7/01/05	616,669	607,770	—	(8,899)
Expiring 8/04/05	606,322	608,549	2,227	—

See Notes to Financial Statements.

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Purchase Contracts	Value Payable at Settlement Date	Value at June 30, 2005	Unrealized Appreciation	Unrealized Depreciation
Polish Zloty,
Expiring 7/05/05	$1,105,018	$1,112,906	$7,888	$—
Expiring 8/04/05	1,103,051	1,111,171	8,120	—
Pound Sterling, Expiring 7/22/05	54,327	53,234	—	(1,093)
Swedish Kronas,
Expiring 7/22/05	1,927,061	1,883,824	—	(43,237)
Expiring 7/22/05	7,357,902	7,219,157	—	(138,745)
Swiss Francs, Expiring 7/29/05	1,193,190	1,189,752	—	(3,438)

	$87,191,571	$86,471,078	$59,960	$(780,453)

Sales Contracts	Value Payable at Settlement Date	Value at June 30, 2005	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollars, Expiring 7/25/05	$2,773,807	$2,797,516	$—	$(23,709)
Euros,
Expiring 7/22/05	23,423,008	23,495,534	—	(72,526)
Expiring 7/22/05	1,633,889	1,628,333	5,556	—
Expiring 7/22/05	7,357,902	7,364,386	—	(6,484)
Expiring 7/22/05	10,044,500	9,978,652	65,848	—
Expiring 7/22/05	7,406,500	7,375,249	31,251	—
Expiring 7/22/05	9,650,000	9,653,973	—	(3,973)
Japanese Yen, Expiring 7/22/05	7,433,600	7,371,114	62,486	—
New Zealand Dollars, Expiring 7/27/05	2,541,479	2,512,381	29,098	—
Pound Sterling, Expiring 7/22/05	873,251	866,168	7,083	—
Swedish Kronas,
Expiring 7/22/05	7,444,665	7,184,401	260,264	—
Expiring 7/29/05	234,727	228,550	6,177	—

	$80,817,328	$80,456,257	$467,763	$(106,692)

Interest rate swap agreements outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services (a)	5/19/2010	$705	4.247%	3 Month LIBOR	$4,866

(a)	The Fund pays the floating rate and receives the fixed rate.

Dryden Global Total Return Fund, Inc.	13

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Foreign Government Obligations	68.7%
U.S. Government Obligations	18.6
Money Market Mutual Fund	3.3
Banking	2.2
Non-Corporate	1.2
Chemicals	0.9
Technology	0.9
Lodging	0.6
Non Captive Finance	0.6
Telecommunications	0.4
Capital Goods	0.3
Insurance	0.3
Metals	0.3
Automotive	0.2
Electric	0.2
Energy—Other	0.2
Pipelines & Other	0.2
Retail	0.2
Paper	0.1

99.4
Other assets in excess of liabilities .	0.6

100.0%

See Notes to Financial Statements.

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Financial Statements

JUNE 30, 2005	SEMI-ANNUAL REPORT

Dryden Global Total Return Fund

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $170,924,630)	$175,376,530
Affiliated investments (cost $6,100,217)	6,100,217
Dividends and interest receivable	2,988,835
Receivable for investments sold	1,983,955
Unrealized appreciation on forward currency contracts	527,723
Receivable for Fund shares sold	53,965
Unrealized appreciation on interest rate swap	4,866
Prepaid expenses	1,844

Total assets	187,037,935

Liabilities
Payable for investments purchased	2,188,401
Payable to custodian	932,238
Unrealized depreciation on forward currency contracts	887,145
Accrued expenses	225,923
Payable for Fund shares reacquired	120,437
Management fee payable	100,539
Due to broker—variation margin	52,862
Distribution fee payable	41,849
Transfer agent fee payable	28,696
Deferred directors’ fees	1,627

Total liabilities	4,579,717

Net Assets	$182,458,218

Net assets were comprised of:
Common stock, at par	$269,110
Paid-in capital in excess of par	202,242,953

202,512,063
Accumulated net investment loss	(5,427,941)
Accumulated net realized loss on investments	(18,282,364)
Net unrealized appreciation on investments and foreign currencies	3,656,460

Net assets, June 30, 2005	$182,458,218

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($169,220,042 ÷ 24,961,644 shares of common stock issued and outstanding)	$6.78
Maximum sales charge (4.50% of offering price)	0.32

Maximum offering price to public	$7.10

Class B
Net asset value, offering price and redemption price per share
($6,877,217 ÷ 1,012,251 shares of common stock issued and outstanding)	$6.79

Class C
Net asset value, offering price and redemption price per share
($1,437,401 ÷ 212,065 shares of common stock issued and outstanding)	$6.78

Class Z
Net asset value, offering price and redemption price per share
($4,923,558 ÷ 725,072 shares of common stock issued and outstanding)	$6.79

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	17

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Interest (net of foreign withholding taxes of $6,165)	$3,325,839
Affiliated dividend income	120,893

Total Income	3,446,732

Expenses
Management fee	718,708
Distribution fee—Class A	222,274
Distribution fee—Class B	36,629
Distribution fee—Class C	5,122
Transfer agent’s fees and expenses (including affiliated expense of $160,800)	168,000
Custodian’s fees and expenses	142,000
Reports to shareholders	44,000
Registration fees	23,000
Legal fees and expenses	20,000
Audit fee	13,000
Directors’ fees	6,000
Miscellaneous	7,015

Total expenses	1,405,748
Less: expense subsidy (Note 2)	(87,616)

Net expenses	1,318,132

Net investment income	2,128,600

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,523,748
Foreign currency transactions	(1,150,263)
Financial futures contracts transactions	204,870
Swap transactions	6,463

584,818

Net change in unrealized appreciation (depreciation) on:
Investments	(11,482,997)
Foreign currencies	(1,408,010)
Financial futures contracts	(301,530)
Swaps	4,866

(13,187,671)

Net loss on investments	(12,602,853)

Net Increase In Net Assets Resulting From Operations	$(10,474,253)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Decrease In Net Assets
Operations
Net investment income	$2,128,600	$3,386,536
Net realized gain on investment and foreign currency transactions	584,818	11,987,101
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(13,187,671)	2,070,784

Net increase (decrease) in net assets resulting from operations	(10,474,253)	17,444,421

Dividends from net investment income (Note 1)
Class A	(9,345,864)	(15,715,012)
Class B	(352,087)	(604,123)
Class C	(69,191)	(84,753)
Class Z	(277,570)	(420,109)

	(10,044,712)	(16,823,997)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,761,145	8,230,116
Net asset value of shares issued in reinvestment of dividends	6,600,267	9,342,437
Cost of shares reacquired	(12,681,159)	(27,026,474)

Net decrease in net assets from Fund share transactions	(1,319,747)	(9,453,921)

Total decrease	(21,838,712)	(8,833,497)

Net Assets
Beginning of period	204,296,930	213,130,427

End of period(a)	$182,458,218	$204,296,930

(a) Includes undistributed net investment income of:	$—	$2,488,171

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Dryden Global Total Return Fund, Inc. (the “Fund”), is an open-end, non-diversified management investment company. The Fund’s investment objective is to seek total return made up of current income and capital appreciation.

The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the- counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. Government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the- counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

Dryden Global Total Return Fund, Inc.	21

Notes to Financial Statements

Cont’d

difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses resulting from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is

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included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial futures contracts and forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment Income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in-capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Dryden Global Total Return Fund, Inc.	23

Notes to Financial Statements

Cont’d

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that the PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75 of 1% of the Fund’s average daily net assets up to $500 million, .70 of 1% of such assets between $500 million and $1 billion, and .65 of 1% of such assets in excess of $1 billion. The effective management fee was .75 of 1% for the six months ended June 30, 2005. Effective August 1, 2005, the management fee paid to PI will be accrued daily and payable monthly at an annual rate of .65 of 1% of the Fund’s average daily net assets up to $1 billion and .60 of 1% of such assets in excess of $1 billion.

PI has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions) to 1.35%, 2.10%, 1.85%, and 1.10% of the average daily net assets, which amounted to $87,616, of the Class A, B, C, and Z shares, respectively.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and C shares, respectively, for the six months ended June 30, 2005.

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PIMS has advised the Fund that it has received approximately $40,300 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it received approximately $7,100 and $100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended June 30, 2005.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investments companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The Commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of unused portion of the credit agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration date of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. First Clearing Corporation, an affiliate of PI, serves as a broker/dealer. The Fund incurred approximately $27,900 in total networking fees for the six months ended June 30, 2005. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Dryden Global Total Return Fund, Inc.	25

Notes to Financial Statements

Cont’d

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments for the six months ended June 30, 2005, aggregated $351,375,933 and $349,981,115 respectively. United States government securities represent $159,023,185 and $158,376,247 of purchase and sales, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$177,765,466	$5,711,826	$(2,000,545)	$3,711,281

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and amortization of premiums.

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2004, of approximately $18,180,000, of which $2,034,000 expires in 2007, $5,073,000 expires in 2008, $3,491,000 expires in 2009 and $7,582,000 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2005:
Shares sold	395,312	$2,830,773
Shares issued in reinvestment of dividends	858,595	5,954,204
Shares reacquired	(1,488,009)	(10,667,463)

Net increase (decrease) in shares outstanding before conversion	(234,102)	(1,882,486)
Shares issued upon conversion from Class B	59,566	425,207

Net increase (decrease) in shares outstanding	(174,536)	$(1,457,279)

Year ended December 31, 2004:
Shares sold	583,534	$4,224,398
Shares issued in reinvestment of dividends	1,166,689	8,319,581
Shares reacquired	(3,149,728)	(22,705,055)

Net increase (decrease) in shares outstanding before conversion	(1,399,505)	(10,161,076)
Shares issued upon conversion from Class B	88,745	642,654

Net increase (decrease) in shares outstanding	(1,310,760)	$(9,518,422)

Class B
Six months ended June 30, 2005:
Shares sold	97,391	$702,756
Shares issued in reinvestment of dividends	45,275	314,723
Shares reacquired	(96,731)	(699,422)

Net increase (decrease) in shares outstanding before conversion	45,935	318,057
Shares reacquired upon conversion into Class A	(59,516)	(425,207)

Net increase (decrease) in shares outstanding	(13,581)	$(107,150)

Year ended December 31, 2004:
Shares sold	187,756	$1,367,146
Shares issued in reinvestment of dividends	76,661	547,445
Shares reacquired	(292,626)	(2,095,160)

Net increase (decrease) in shares outstanding before conversion	(28,209)	(180,569)
Shares reacquired upon conversion into Class A	(88,680)	(642,654)

Net increase (decrease) in shares outstanding	(116,889)	$(823,223)

Dryden Global Total Return Fund, Inc.	27

Notes to Financial Statements

Cont’d

Class C	Shares	Amount
Six months ended June 30, 2005:
Shares sold	51,279	$366,644
Shares issued in reinvestment of dividends	7,964	55,159
Shares reacquired	(37,030)	(267,859)

Net increase (decrease) in shares outstanding	22,213	$153,944

Year ended December 31, 2004:
Shares sold	99,448	$725,281
Shares issued in reinvestment of dividends	10,638	75,840
Shares reacquired	(40,510)	(293,000)

Net increase (decrease) in shares outstanding	69,576	$508,121

Class Z
Six months ended June 30, 2005:
Shares sold	118,800	$860,972
Shares issued in reinvestment of dividends	39,764	276,181
Shares reacquired	(145,873)	(1,046,415)

Net increase (decrease) in shares outstanding	12,691	$90,738

Year ended December 31 ,2004:
Shares sold	266,686	$1,913,291
Shares issued in reinvestment of dividends	56,023	399,571
Shares reacquired	(266,856)	(1,933,259)

Net increase (decrease) in shares outstanding	55,853	$379,603

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Financial Highlights

JUNE 30, 2005	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.55

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.47)

Total from investment operations	(.39)

Less Distributions:
Dividends from net investment income	(.38)
Tax return of capital distributions	—

Total distributions	(.38)

Net asset value, end of period	$6.78

Total Return(a):	(5.23)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$169,220
Average net assets (000)	$179,293
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.35	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(d)(e)
Net investment income	2.25	%(d)(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	191	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.44%, 1.19% and 1.63%, respectively, for the year ended December 31, 2004 and 1.44%, 1.19% and 2.16%, respectively, for the six months ended June 30, 2005.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended
2004(b)		2003(b)	2002	2001(b)	2000

$7.51		$7.17	$6.80	$7.10	$7.26

.12		.11	.26	.32	.42
.53		.82	.41	(.33)	(.18)

.65		.93	.67	(.01)	.24

(.61)		(.59)	(.30)	(.24)	—
—		—	—	(.05)	(.40)

(.61)		(.59)	(.30)	(.29)	(.40)

$7.55		$7.51	$7.17	$6.80	$7.10

9.42%		13.44%	10.13%	(0.15)%	3.49%

$189,719		$198,688	$210,353	$223,683	$208,101
$185,333		$206,127	$212,828	$226,129	$225,914

1.35	%(d)	1.43%	1.46%	1.52%	1.62%
1.10	%(d)	1.18%	1.21%	1.27%	1.37%
1.74	%(d)	1.52%	3.78%	4.50%	5.74%

312%		251%	252%	237%	436%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.56

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.47)

Total from investment operations	(.42)

Less Distributions:
Dividends from net investment income	(.35)
Tax return of capital distributions	—

Total distributions	(.35)

Net asset value, end of period	$6.79

Total Return(a):	(5.59)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,877
Average net assets (000)	$7,386
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)(d)
Net investment income	1.50	%(c)(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 2.19%, 1.19% and .90%, respectively, for the year ended December 31, 2004 and 2.19%, 1.19% and 1.41%, respectively, for the six months ended June 30, 2005.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended
2004(b)		2003(b)	2002	2001(b)	2000

$7.53		$7.18	$6.81	$7.10	$7.26

.07		.05	.21	.28	.37
.52		.84	.41	(.31)	(.17)

.59		.89	.62	(.03)	.20

(.56)		(.54)	(.25)	(.21)	—
—		—	—	(.05)	(.36)

(.56)		(.54)	(.25)	(.26)	(.36)

$7.56		$7.53	$7.18	$6.81	$7.10

8.44%		12.72%	9.28%	(0.49)%	2.82%

$7,759		$8,602	$7,480	$7,241	$6,145
$7,854		$8,172	$7,461	$7,120	$6,821

2.10	%(c)	2.18%	2.21%	2.02%	2.12%
1.10	%(c)	1.18%	1.21%	1.27%	1.37%
0.99	%(c)	0.77%	3.02%	4.01%	5.24%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.55

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.47)

Total from investment operations	(.41)

Less Distributions:
Dividends from net investment income	(.36)
Tax return of capital distributions	—

Total distributions	(.36)

Net asset value, end of period	$6.78

Total Return(a):	(5.47)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,437
Average net assets (000)	$1,377
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.85	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(d)(e)
Net investment income	1.72	%(d)(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.85% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.94%, 1.19% and 1.00%, respectively, for the year ended December 31, 2004 and 1.94%, 1.19% and 1.63%, respectively, for the six months ended June 30, 2005.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended
2004(b)		2003(b)	2002	2001(b)	2000

$7.51		$7.17	$6.81	$7.10	$7.26

.08		.07	.22	.28	.36
.54		.83	.40	(.31)	(.16)

.62		.90	.62	(.03)	.20

(.58)		(.56)	(.26)	(.21)	—
—		—	—	(.05)	(.36)

(.58)		(.56)	(.26)	(.26)	(.36)

$7.55		$7.51	$7.17	$6.81	$7.10

8.87%		12.88%	9.37%	(0.49)%	2.82%

$1,433		$904	$666	$719	$424
$1,049		$815	$741	$564	$482

1.85	%(d)	1.93%	1.96%	2.02%	2.12%
1.10	%(d)	1.18%	1.21%	1.27%	1.37%
1.09	%(d)	1.01%	3.28%	3.97%	5.29%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.56

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.47)

Total from investment operations	(.38)

Less Distributions:
Dividends from net investment income	(.39)
Tax return of capital distributions	—

Total distributions	(.39)

Net asset value, end of period	$6.79

Total Return(a):	(5.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,924
Average net assets (000)	$5,187
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.10	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)(d)
Net investment income	2.50	%(c)(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses and net investment income ratios would be 1.19%, 1.19% and 1.86%, respectively, for the year ended December 31, 2004 and 1.19%, 1.19% and 2.41%, respectively, for the six months ended June 30, 2005.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended
2004(b)		2003(b)	2002	2001(b)	2000

$7.52		$7.18	$6.81	$7.10	$7.27

.14		.13	.27	.35	.43
.53		.82	.42	(.33)	(.18)

.67		.95	.69	.02	.25

(.63)		(.61)	(.32)	(.25)	—
—		—	—	(.06)	(.42)

(.63)		(.61)	(.32)	(.31)	(.42)

$7.56		$7.52	$7.18	$6.81	$7.10

9.68%		13.71%	10.37%	0.10%	3.78%

$5,386		$4,938	$4,897	$6,179	$10,551
$4,953		$4,935	$5,334	$9,591	$11,136

1.10	%(c)	1.18%	1.21%	1.27%	1.37%
1.10	%(c)	1.18%	1.21%	1.27%	1.37%
1.95	%(c)	1.77%	4.07%	4.84%	5.98%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	37

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Global Total Return Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI,

Dryden Global Total Return Fund, Inc.

Approval of Advisory Agreements—(continued)

are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Performance of Dryden Global Total Return Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile over the one-year period ending December 31 and performance that was in the third quartile over three-year and five-year periods ending December 31 in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted that the Fund outperformed compared to its benchmark index during the same one-year period. The Board noted that over a one-year period, the Fund’s performance was above the median in comparison to the other mutual funds included in the Peer Universe, but that the Fund’s performance was below the median over three-year and five-year periods due primarily to underperformance in 2001 and 2002. The Board further noted that the Fund’s underperformance over longer time periods was primarily attributable to the fact that the Fund invested in relatively low-risk investments at a time that higher-risk investments experienced greater appreciation.

The Board determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s contractual management fee of 0.75% and its actual management fee of 0.657% (which reflects subsidies, expense caps or waivers) both ranked in the fourth quartile in its Lipper 15(c) Peer Group. The contractual management fee is computed based on assumed common levels of Fund net assets for each mutual fund included in the Lipper 15(c) Peer Group, while the actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Fund’s net total expense ratio of 1.350% for Class A shares, which reflects a waiver/reimbursement of a portion of Fund expenses by PI, ranked in the second quartile in its Lipper 15(c) Peer Group. The Board accepted PI’s recommendation to continue the existing expense reimbursement, and

Dryden Global Total Return Fund, Inc.

Approval of Advisory Agreements—(continued)

also accepted PI’s recommendation to contractually reduce the management fee to 0.65% on fund assets to $1 billion, and to 0.60% on Fund assets over $1 billion. The Board concluded that the management and subadvisory fees, as so modified, are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated

Visit our website at www.jennisondryden.com

with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Dryden Global Total Return Fund, Inc.

■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN Through June 5, 2005	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

Effective June 6, 2005	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	26243L105	26243L204	26243L303	26243L402

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Global Total Return Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Global Total Return Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	26243L105	26243L204	26243L303	26243L402

MF169E2    IFS-A107715    Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.